FAIR VALUE MEASUREMENTS - Assumptions (Details)	Dec. 31, 2018 Y Rate
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7448
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7656
Warrants Issued with the 2018 Notes | Contractual term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	10.0
Warrants Issued with the 2018 Notes | Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0285
Warrants Issued with the 2018 Notes | Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0320
Warrants Issued with the 2018 Notes | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0000